Interest-bearing liabilities - Changes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities, beginning balance	€ 3,877	€ 3,901
Cash flows	313	122
Changes in foreign exchange rates	19	(50)
Changes in fair value	(11)	(36)
Other	129	(60)
Liabilities arising from financing activities, ending balance	4,327	3,877
Long-term interest bearing liabilities
Reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities, beginning balance	2,826	3,457
Cash flows	253	28
Changes in foreign exchange rates	43	89
Changes in fair value	131	(4)
Reclassification between long-term and short-term	738	(739)
Other	(6)	(5)
Liabilities arising from financing activities, ending balance	3,985	2,826
Short-term interest-bearing liabilities
Reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities, beginning balance	994	309
Cash flows	40	2
Changes in foreign exchange rates	1	(1)
Reclassification between long-term and short-term	(738)	739
Other	(5)	(55)
Liabilities arising from financing activities, ending balance	292	994
Derivatives held to hedge long-term borrowings
Reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities, beginning balance	57	135
Cash flows	20	92
Changes in foreign exchange rates	(25)	(138)
Changes in fair value	(142)	(32)
Other	140
Liabilities arising from financing activities, ending balance	50	€ 57
Cash inflow	€ 138